Income Taxes - Changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Beginning balance	$ 12,145	$ 7,602
Recognized in profit or loss	919	4,712
Recognized in other comprehensive income	(25)	(169)
Beginning balance	13,039	12,145
Inventory [Member]
IFRS Statement [Line Items]
Beginning balance	5,996	4,581
Recognized in profit or loss	(907)	1,415
Recognized in other comprehensive income	0	0
Beginning balance	5,089	5,996
Tax credit carryforwards [Member]
IFRS Statement [Line Items]
Beginning balance	3,567	618
Recognized in profit or loss	2,078	2,949
Recognized in other comprehensive income	0	0
Beginning balance	5,645	3,567
Operating loss carryforward [member]
IFRS Statement [Line Items]
Beginning balance	2,166	590
Recognized in profit or loss	(912)	1,576
Recognized in other comprehensive income	0	0
Beginning balance	1,254	2,166
Accrued compensated absences [Member]
IFRS Statement [Line Items]
Beginning balance	553	446
Recognized in profit or loss	35	107
Recognized in other comprehensive income	0	0
Beginning balance	588	553
Allowance for sales discounts [Member]
IFRS Statement [Line Items]
Beginning balance	685	575
Recognized in profit or loss	(109)	110
Recognized in other comprehensive income	0	0
Beginning balance	576	685
Depreciation [Member]
IFRS Statement [Line Items]
Beginning balance	481	367
Recognized in profit or loss	40	114
Recognized in other comprehensive income	0	0
Beginning balance	521	481
Unrealised Foreign Exchange Gains Losses Member
IFRS Statement [Line Items]
Beginning balance	8	(25)
Recognized in profit or loss	94	33
Recognized in other comprehensive income	0	0
Beginning balance	102	8
Remeasurement of defined benefit plans [Member]
IFRS Statement [Line Items]
Beginning balance	(114)	138
Recognized in profit or loss		(83)
Recognized in other comprehensive income	(25)	(169)
Beginning balance	(139)	(114)
Acquired Intangible Assets [Member]
IFRS Statement [Line Items]
Beginning balance	(1,645)	(86)
Recognized in profit or loss	390	(1,559)
Recognized in other comprehensive income	0	0
Beginning balance	(1,255)	(1,645)
Others [member]
IFRS Statement [Line Items]
Beginning balance	448	398
Recognized in profit or loss	210	50
Recognized in other comprehensive income	0	0
Beginning balance	$ 658	$ 448